SEGMENT REPORTING	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
Segment Reporting	NOTE 3: SEGMENT REPORTING3.1 Reportable segments
The Company is organized in five operating and reportable segments, which are components engaged in business activities from which they may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the Company), for which discrete financial information is available and whose operating results are evaluated regularly by the chief operating decision maker “CODM” to make decisions about resources to be allocated to the segment and assess its performance. As of January 1, 2016, the Group Management Board “GMB” (ArcelorMittal’s previous CODM) was replaced by the CEO Office - comprising the CEO, Mr. Lakshmi N. Mittal and the President and CFO, Mr. Aditya Mittal.
These operating segments include the attributable goodwill, intangible assets, property, plant and equipment, and certain equity method investments. They do not include cash and short-term deposits, short-term investments, tax assets and other current financial assets. Attributable liabilities are also those resulting from the normal activities of the segment, excluding tax liabilities and indebtedness but including post retirement obligations where directly attributable to the segment. The treasury function is managed centrally for the Company and is not directly attributable to individual operating segments or geographical areas.
ArcelorMittal’s segments are structured as follows:

•
NAFTA represents the flat, long and tubular facilities of the Company located in North America (Canada, United States and Mexico). NAFTA produces flat products such as slabs, hot-rolled coil, cold-rolled coil, coated steel and plate. These products are sold primarily to customers in the following sectors: automotive, energy, construction, packaging and appliances and via distributors or processors. NAFTA also produces long products such as wire rod, sections, rebar, billets, blooms and wire drawing, and tubular products;

•
Brazil includes the flat operations of Brazil and the long and tubular operations of Brazil and neighboring countries including Argentina, Costa Rica and Venezuela. Flat products include slabs, hot-rolled coil, cold-rolled coil and coated steel. Long products consist of wire rod, sections, bar and rebar, billets, blooms and wire drawing;

•
Europe is the largest flat steel producer in Europe, with operations that range from Spain in the west to Romania in the east, and covering the flat carbon steel product portfolio in all major countries and markets. Europe produces hot-rolled coil, cold-rolled coil, coated products, tinplate, plate and slab. These products are sold primarily to customers in the automotive, general and packaging sectors. Europe also produces long products consisting of sections, wire rod, rebar, billets, blooms and wire drawing, and tubular products. In addition, it includes Downstream Solutions, primarily an in-house trading and distribution arm of ArcelorMittal. Downstream Solutions also provides value-added and customized steel solutions through further steel processing to meet specific customer requirements;

•	ACIS produces a combination of flat, long and tubular products. Its facilities are located in Africa and the Commonwealth of Independent States; and

•
Mining comprises all mines owned by ArcelorMittal in the Americas (Canada, United States, Mexico and Brazil), Asia (Kazakhstan), Europe (Ukraine and Bosnia & Herzegovina) and Africa (Liberia). It provides the Company's steel operations with high quality and low-cost iron ore and coal reserves and also sells limited amounts of mineral products to third parties.

The following table summarizes certain financial data for ArcelorMittal’s operations by reportable segments.

	NAFTA	Brazil	Europe	ACIS	Mining	Others [1]	Elimination	Total
Year ended December 31, 2016
Sales to external customers	15,769	5,526	28,999	5,675	781	41	—	56,791
Intersegment sales [2]	37	697	273	210	2,333	260	(3,810)	—
Operating income (loss)	2,002	614	1,270	211	366	(208)	(94)	4,161
Depreciation and amortization	(549)	(258)	(1,184)	(311)	(396)	(23)	—	(2,721)
Impairment	—	—	(49)	(156)	—	—	—	(205)
Capital expenditures	445	237	951	397	392	22	—	2,444
Year ended December 31, 2017
Sales to external customers	17,893	6,571	35,825	7,323	985	82	—	68,679
Intersegment sales [2]	104	1,184	383	298	3,048	303	(5,320)	—
Operating income (loss)	1,185	697	2,359	508	991	(288)	(18)	5,434
Depreciation and amortization	(518)	(293)	(1,201)	(313)	(416)	(27)	—	(2,768)
Impairment	—	—	—	(206)	—	—	—	(206)
Capital expenditures	466	263	1,143	427	495	25	—	2,819
Year ended December 31, 2018
Sales to external customers	20,145	7,041	40,247	7,506	1,009	85	—	76,033
Intersegment sales [2]	187	1,670	241	455	3,202	307	(6,062)	—
Operating income (loss)	1,889	1,356	1,632	1,094	860	(247)	(45)	6,539
Depreciation and amortization	(522)	(298)	(1,195)	(311)	(418)	(55)	—	(2,799)
Bargain purchase gain[3]	—	—	209	—	—	—	—	209
Impairment	—	(86)	(908)	—	—	—	—	(994)
Capital expenditures	669	244	1,336	534	485	37	—	3,305
1. Others include all other operational and non-operational items which are not segmented, such as corporate and shared services, financial activities, and shipping and logistics.
2. Transactions between segments are reported on the same basis of accounting as transactions with third parties except for certain mining products shipped internally and reported on a cost plus basis.
3. See note 2.2.4.

The reconciliation from operating income to net income (including non-controlling interests) is as follows:

	Year ended December 31,
	2018	2017	2016
Operating income	6,539	5,434	4,161
Income from investments in associates and joint ventures	652	448	615
Financing costs - net	(2,210)	(875)	(2,056)
Income before taxes	4,981	5,007	2,720
Income tax expense (benefit)	(349)	432	986
Net income (including non-controlling interests)	5,330	4,575	1,734

The Company does not regularly provide a measure of total assets and liabilities for each reportable segment to the CODM.3.2    Geographical information
Geographical information, by country or region, is separately disclosed and represents ArcelorMittal’s most significant regional markets. Attributed assets are operational assets employed in each region and include items such as pension balances that are specific to a country. Unless otherwise stated in the table heading as a segment disclosure, these disclosures are specific to the country or region stated. They do not include goodwill, deferred tax assets, other investments or receivables and other non-current financial assets. Attributed liabilities are those arising within each region, excluding indebtedness.
Sales (by destination)

	Year ended December 31,
	2018	2017	2016
Americas
United States	16,271	14,367	12,284
Brazil	4,982	4,149	3,506
Canada	3,563	3,034	2,818
Mexico	1,970	2,251	1,806
Argentina	960	1,230	858
Others	1,322	1,005	935
Total Americas	29,068	26,036	22,207

Europe
Germany	6,757	5,933	4,768
Poland	4,518	3,746	2,997
France	4,431	4,051	3,655
Spain	4,265	3,751	3,015
Italy	3,333	2,711	2,067
Czech Republic	1,782	1,400	1,107
Turkey	1,683	1,937	1,789
United Kingdom	1,471	1,370	1,159
Belgium	1,309	1,129	929
Netherlands	1,209	1,117	1,030
Russia	1,144	1,204	688
Romania	708	621	526
Others	5,653	4,948	3,886
Total Europe	38,263	33,918	27,616

Asia & Africa
South Africa	2,742	2,560	2,026
Morocco	628	596	498
Egypt	206	310	499
Rest of Africa	1,257	1,033	658
China	608	622	549
Kazakhstan	496	392	350
South Korea	365	259	184
India	92	163	85
Rest of Asia	2,308	2,790	2,119
Total Asia & Africa	8,702	8,725	6,968

Total	76,033	68,679	56,791

Revenues from external customers attributed to the country of domicile (Luxembourg) were 162, 111 and 88 for the years ended December 31, 2018, 2017 and 2016, respectively.
Non-current assets

	December 31,
	2018	2017
Americas
Canada	5,187	5,368
Brazil	4,259	4,466
United States	4,022	4,029
Mexico	1,163	978
Argentina	252	137
Venezuela	10	100
Others	19	20
Total Americas	14,912	15,098

Europe
France	4,363	4,738
Germany	2,607	2,737
Belgium[3]	2,526	2,827
Poland	2,356	2,421
Ukraine	2,219	2,077
Spain	1,971	2,035
Italy[2]	1,365	171
Luxembourg	1,229	1,277
Bosnia and Herzegovina	205	202
Romania[3]	86	633
Czech Republic[3]	24	621
Others	235	264
Total Europe	19,186	20,003

Asia & Africa
Kazakhstan	1,309	1,322
South Africa	625	677
Liberia	148	93
Morocco	93	103
Others	107	119
Total Asia & Africa	2,282	2,314

Unallocated assets	22,394	21,137
Total	58,774	58,552
[1]

	December 31,
	2018	2017
Americas
Canada	5,187	5,368
Brazil	4,259	4,466
United States	4,022	4,029
Mexico	1,163	978
Argentina	252	137
Venezuela	10	100
Others	19	20
Total Americas	14,912	15,098

Europe
France	4,363	4,738
Germany	2,607	2,737
Belgium[3]	2,526	2,827
Poland	2,356	2,421
Ukraine	2,219	2,077
Spain	1,971	2,035
Italy[2]	1,365	171
Luxembourg	1,229	1,277
Bosnia and Herzegovina	205	202
Romania[3]	86	633
Czech Republic[3]	24	621
Others	235	264
Total Europe	19,186	20,003

Asia & Africa
Kazakhstan	1,309	1,322
South Africa	625	677
Liberia	148	93
Morocco	93	103
Others	107	119
Total Asia & Africa	2,282	2,314

Unallocated assets	22,394	21,137
Total	58,774	58,552
per significant country:

	December 31,
	2018	2017
Americas
Canada	5,187	5,368
Brazil	4,259	4,466
United States	4,022	4,029
Mexico	1,163	978
Argentina	252	137
Venezuela	10	100
Others	19	20
Total Americas	14,912	15,098

Europe
France	4,363	4,738
Germany	2,607	2,737
Belgium[3]	2,526	2,827
Poland	2,356	2,421
Ukraine	2,219	2,077
Spain	1,971	2,035
Italy[2]	1,365	171
Luxembourg	1,229	1,277
Bosnia and Herzegovina	205	202
Romania[3]	86	633
Czech Republic[3]	24	621
Others	235	264
Total Europe	19,186	20,003

Asia & Africa
Kazakhstan	1,309	1,322
South Africa	625	677
Liberia	148	93
Morocco	93	103
Others	107	119
Total Asia & Africa	2,282	2,314

Unallocated assets	22,394	21,137
Total	58,774	58,552

1.
Non-current assets do not include goodwill (as it is not allocated to the individual countries), deferred tax assets, investments in associates and joint ventures, other investments and other non-current financial assets. Such assets are presented under the caption “Unallocated assets”.

2.	Increase relates mainly to the Ilva acquisition (see note 2.2.4).
3.
ArcelorMittal Ostrava, ArcelorMittal Galati and certain assets of ArcelorMittal Belgium are classified as held for sale as December 31, 2018 (see note 2.3.2).3.3    Sales by type of products The table below presents sales to external customers by product type. In addition to steel produced by the Company, amounts include material purchased for additional transformation and sold through distribution services. Others mainly include non-steel and by-products sales, manufactured and specialty steel products sales, shipping and other services.

	Year ended December 31,
	2018	2017	2016
Flat products	46,734	43,065	34,215
Long products	15,751	13,685	12,104
Tubular products	2,158	1,810	1,500
Mining products	1,009	985	781
Others	10,380	9,134	8,191
Total	76,033	68,679	56,791
3.4    Disaggregated revenue

Disaggregated revenue
The tables below summarize the disaggregated revenue recognized from contracts with customers:

Year ended December 31, 2018	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	19,372	6,582	36,603	6,748	—	—	69,305
Non-steel sales [1]	148	31	882	243	968	—	2,272
By-product sales [2]	124	115	947	182	—	—	1,368
Other sales [3]	501	313	1,815	333	41	85	3,088
Total	20,145	7,041	40,247	7,506	1,009	85	76,033

Year ended December 31, 2017	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	17,210	6,128	32,676	6,661	—	—	62,675
Non-steel sales [1]	121	77	817	188	947	—	2,150
By-product sales [2]	98	89	683	159	—	—	1,029
Other sales [3]	464	277	1,649	315	38	82	2,825
Total	17,893	6,571	35,825	7,323	985	82	68,679

Year ended December 31, 2016	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	15,158	5,148	26,134	5,190	—	—	51,630
Non-steel sales [1]	84	38	803	160	741	—	1,826
By-product sales [2]	92	79	568	105	—	—	844
Other sales [3]	435	261	1,494	220	40	41	2,491
Total	15,769	5,526	28,999	5,675	781	41	56,791

1.Non-steel sales mainly relate to iron ore, coal, scrap and electricity;
2.By-product sales mainly relate to slag, waste and coke by-products;
3.Other sales are mainly comprised of shipping and other services.